Cover	Apr. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2026
Entity File Number	333-211626
Entity Registrant Name	Arboretum Silverleaf Income Fund, L.P.
Entity Central Index Key	0001672773
Entity Tax Identification Number	81-1184858
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Arboretum Drive
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Portsmouth
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03801
City Area Code	(603)
Local Phone Number	294-1420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false